UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2421



                    The Tax-Exempt Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE TAX-EXEMPT BOND FUND OF AMERICA

Investment portfolio
May 31, 2005                                                          unaudited

                                                                                                   Principal amount   Market value
Bonds & notes -- 95.06%                                                                                       (000)          (000)

ALABAMA -- 0.67%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020                    $  2,000       $  2,104
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021                       3,000          3,118
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                            1,000          1,063
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2004-A, 4.75% 2017                                            2,000          2,036
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016                    1,675          1,834
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018                    2,100          2,277
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove, Retirement Fac. Rev. Bonds
     (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                                                   6,250          3,769
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds,
     Series 2000-A, MBIA insured, 5.50% 2009                                                                  1,150          1,251
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured,
     5.125% 2029 (preref. 2009)                                                                               2,865          3,096
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015                   5,255          5,848
                                                                                                                            26,396

ALASKA -- 1.18%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012           2,895          3,311
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005,
     FSA insured, 5.00% 2016                                                                                  2,035          2,225
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996,
     MBIA insured, 6.50% 2014                                                                                 5,000          6,148
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017                                                   5,165          5,237
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                                        10,935          9,915
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012         3,385          3,590
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022         1,840          1,880
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021       12,850         12,870
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011                       1,000          1,033
                                                                                                                            46,209

ARIZONA -- 0.92%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009                         2,485          2,605
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic
     Healthcare West Project), Series 1998-A, 5.25% 2006                                                      2,850          2,913
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic
     Healthcare West Project), Series 1998-A, 5.00% 2016                                                      1,000          1,030
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund), Series 2002,
     3.00% 2005                                                                                               5,000          5,006
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds
     (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                                    3,000          3,253
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2007                                                                   2,420          2,523
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2014                                                                   5,000          5,573
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds,
     Series 2004-A, 5.00% 2016                                                                                5,975          6,558
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012                     4,025          4,463
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2013                     2,000          2,229
                                                                                                                            36,153

CALIFORNIA -- 5.10%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.85% 2015           1,400          1,500
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A,
     5.30% 2008                                                                                               1,000          1,055
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A,
     5.50% 2007                                                                                                 670            691
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A,
     5.75% 2017                                                                                               1,500          1,524
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A,
     6.20% 2027                                                                                               1,675          1,719
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013                         5,300          5,487
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes
     and Services), Series 2002, 6.00% 2022                                                                   1,750          1,910
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes
     and Services), Series 2002, 6.125% 2032                                                                  1,000          1,082
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
     Series 1998, 5.375% 2028                                                                                 2,500          2,539
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
     Series A, AMBAC insured, 5.00% 2017                                                                      2,880          3,215
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                                  3,000          3,173
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025                               1,000          1,042
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027                               3,000          3,165
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010                         490            527
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011                         510            552
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014                         600            655
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015                         625            681
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax
     Bonds, Series 1999, 6.125% 2016                                                                            975          1,046
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      2,000          2,162
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999,
     6.50% 2015                                                                                               1,000          1,076
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999,
     6.625% 2030                                                                                              1,000          1,060
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
     Series 2004, 6.00% 2034                                                                                  1,000          1,035
Various Purpose G.O. Bonds 5.25% 2018                                                                         8,000          8,832
G.O. Bonds 6.00% 2019                                                                                         5,000          6,016
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A-1, 6.25% 2033                                                                             12,560         13,317
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)         5,100          5,278
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007                           45             45
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009                           35             35
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022       1,715          1,769
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029       3,000          3,091
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
     Series 2005-A, 5.10% 2029                                                                                1,520          1,529
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025                 1,250          1,387
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
     Series 2003, 6.00% 2033                                                                                  1,000          1,070
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
     Series 2005, 5.30% 2035                                                                                  2,000          2,029
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2003-A, 6.125% 2033                                                                               2,000          2,105
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.10% 2010 (preref. 2005)                                                                 4,000          4,091
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.125% 2015 (preref. 2005)                                                                1,000          1,023
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, MBIA insured, 6.125% 2023 (preref. 2005)                                                  2,000          2,045
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
     Series 2001, AMBAC insured, 5.50% 2015                                                                   2,150          2,405
County of Los Angeles, Capital Asset Leasing Corp., Certs. of Part. (Marina del Rey),
     Series 1993-A, 6.50% 2008                                                                                3,915          3,925
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
     Series A, 5.50% 2016 (preref. 2011)                                                                     10,500         11,899
Los Angeles County, Public Works Fncg. Auth., Gap Loan Receivable Notes,
     Series 2005-A, Citibank, NA letter of credit, 4.00% 2006                                                 2,500          2,538
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
     Series 2003-A, 5.55% 2033                                                                                2,000          2,076
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
     Series 2005-A, 5.20% 2034                                                                                1,000          1,015
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2018                                                                                7,820          8,733
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
     Series 2005-A, 5.00% 2016                                                                                1,350          1,471
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
     Series 2004-A, 5.25% 2013                                                                                2,000          2,226
Regents of the University of California, Rev. Bonds (Various University of California Projects),
     Series 1993-A, 5.50% 2021                                                                                2,000          2,002
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
     Series 1999, 6.00% 2011                                                                                  2,955          3,257
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
     Series 1999, 6.30% 2025                                                                                  2,645          2,832
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
     Series 1999, 5.30% 2007                                                                                  2,665          2,761
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
     Series 1999, 5.80% 2017                                                                                  3,245          3,447
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
     Series 1999, 6.50% 2015 (preref. 2009)                                                                   1,465          1,676
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
     Series 1995, 6.375% 2010                                                                                   500            511
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
     Series 1995, 6.375% 2010 (preref. 2005)                                                                    500            511
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                  500            523
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)            1,500          1,587
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications
     System Ref.), AMBAC insured, 5.00% 2016                                                                  3,000          3,308
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement
     Bonds, 6.25% 2012                                                                                          995          1,030
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
     Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                      5,000          5,099
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                                       2,995          3,155
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
     Series 1999, 6.10% 2014                                                                                  1,195          1,318
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South Tahoe
     Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                                                   2,000          2,048
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-3, 5.10% 2025 (put 2010)                                                                   4,000          4,188
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark
     Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                                         1,500          1,587
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
     Series 2005-A, 5.00% 2039                                                                                1,200          1,226
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        5,000          4,956
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special
     Tax Bonds, Series 2003, 5.90% 2034                                                                       1,625          1,677
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                                    1,300          1,350
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009                                  1,000          1,087
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                                  3,000          3,492
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  5,550          6,251
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                                 3,000          3,280
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015                   2,000          2,261
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000          1,131
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2011                     4,000          4,431
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033        1,000          1,042
                                                                                                                           199,870

COLORADO -- 2.37%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
     6.90% 2015 (preref. 2005)                                                                                2,500          2,600
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
     6.95% 2020 (preref. 2005)                                                                                1,500          1,560
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
     Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)                                 7,500          1,030
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016                     6,925          7,500
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017                     5,000          5,393
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019                          3,400          3,671
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
     Series 1997-A, 6.20% 2012                                                                                1,000          1,011
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
     Series 1997-A, 6.40% 2017                                                                                2,000          2,009
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
     Series 1997-A, 6.45% 2021                                                                                3,175          3,167
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
     Series 2001, 6.50% 2031                                                                                  3,800          4,236
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010                        1,500          1,640
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014                         3,000          3,281
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015                         4,250          4,627
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009                       1,000          1,060
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 1995, 6.75% 2025               4,160          4,290
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033            9,000          9,857
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
     Series 2000, 6.60% 2016                                                                                  5,250          5,940
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
     Series 2002, 5.90% 2027                                                                                  3,670          3,975
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
     Series 2004-B, 3.75% 2034 (put 2009)                                                                     1,250          1,242
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-A-3, 7.00% 2016         145            147
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-B-3, 6.80% 2028          80             81
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-C-3, 6.75% 2017          95             96
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-B-3, 6.55% 2025         850            861
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-D-3, 6.125% 2023        865            875
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A,
     MBIA insured, 0% 2011                                                                                    2,600          2,128
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A,
     MBIA insured, 0% 2012                                                                                    4,700          3,671
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
     Series 2001, 7.25% 2031                                                                                  3,775          3,830
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range
     Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                               5,385          5,620
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031                 7,310          7,553
                                                                                                                            92,951

CONNECTICUT -- 0.65%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
     Series 1993-A, 5.85% 2028                                                                                5,025          5,354
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)                                                         1,900          2,109
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.50% 2005
     (escrowed to maturity)(1)                                                                                1,490          1,504
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011(1)                         2,025          2,132
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)(1)          2,470          2,657
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 5.375% 2011                                                                                 1,000          1,061
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.00% 2016                                                                                  1,000          1,087
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2021                                                                                  4,500          4,915
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2031                                                                                  1,500          1,627
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2003, 5.125% 2023                                                                                 3,000          3,036
                                                                                                                            25,482

DISTRICT OF COLUMBIA -- 0.40%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013                                     1,000          1,103
G.O. Ref. Bonds, Series 1993-A, AMBAC insured, 5.875% 2005 (escrowed to maturity)                             2,125          2,125
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009                                                   1,500          1,636
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013                                                      1,000          1,102
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
     Series 2005, FSA insured, 5.00% 2014                                                                     1,545          1,695
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
     Series 2005, FSA insured, 5.00% 2015                                                                     1,535          1,685
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds (Georgetown University Hospital and
     Washington Hospital Center Projects),
     Series 2001-D, 6.875% 2031 (preref. 2007)                                                                5,000          5,324
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016                        1,000          1,114
                                                                                                                            15,784

FLORIDA -- 5.93%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment
     Rev. Bonds, Series 1996, 7.60% 2018                                                                        775            815
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment
     Rev. Bonds, Series 1998, 5.75% 2006                                                                         85             86
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012                3,500          3,750
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
     (Industrial Project), Series 2002-B, 7.00% 2014                                                            745            788
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
     (Industrial Project), Series 2002-B, 7.25% 2033                                                            735            789
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
     Series 2001-A, 5.50% 2008                                                                                2,000          2,148
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032         12,485         13,692
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010                 1,350          1,372
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds,
     Series 2004-B, 5.00% 2011                                                                                1,800          1,819
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
     Series 2000-C, 7.10% 2030                                                                                8,145          8,749
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012     1,000          1,105
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013     4,000          4,438
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007                    1,045          1,063
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031                      2,940          3,177
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project),
     Series 2003, 5.50% 2008                                                                                  1,280          1,308
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
     Series 2003-B, 5.50% 2010                                                                                3,305          3,373
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2002, 6.125% 2007                                                                                   500            510
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2003, 5.20% 2007                                                                                    200            203
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2004-B, 5.00% 2009                                                                                3,645          3,665
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
     Series 2002-A, 7.00% 2033                                                                                  950          1,037
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
     Series 2002-B, 6.25% 2009                                                                                  350            358
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008           350            351
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.35% 2010                                                                                  975            998
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
     Series 2002, 6.75% 2034                                                                                  3,460          3,740
Harbour Lake Estates Community Dev. Dist. (Miramar), Special Assessment Bonds, Series 2001, 6.40% 2006           25             25
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2002-B, 5.40% 2008                                                                                1,385          1,406
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                                  250            251
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1998, 5.40% 2006       285            286
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds, Series 1999, 6.25% 2007       665            672
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.00% 2010                                                              1,055          1,128
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.00% 2011                                                              1,205          1,294
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.00% 2012                                                              2,000          2,150
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.25% 2023                                                              8,000          8,446
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital
     Project), Series 2003-A, 5.00% 2012                                                                      1,000          1,075
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital
     Project), Series 2003-A, 5.25% 2015                                                                      3,500          3,772
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital
     Project), Series 2003-A, 5.00% 2018                                                                      2,500          2,621
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009         2,000          2,029
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two,
     Series 17, 5.00% 2015                                                                                    4,000          4,353
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007                     2,000          2,091
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-A, 7.40% 2032                                                                                  845            909
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.40% 2011                                                                                1,475          1,511
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-A, 6.50% 2032                                                                                2,015          2,084
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.40% 2008                                                                                2,425          2,455
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.00% 2010                                                                                1,010          1,032
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev. Bonds,
     Series 2003, 5.30% 2007                                                                                    435            440
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
     Florida, Inc. Project), Series 1997-A, 5.80% 2006                                                        1,005          1,026
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
     Florida, Inc. Project), Series 1997-A, 6.25% 2017                                                        5,550          5,663
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.25% 2006                                                  1,150          1,174
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.50% 2010                                                  1,500          1,591
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2012                                                  1,360          1,445
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2013                                                  1,840          1,943
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2014                                                    500            526
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2015                                                  1,900          1,995
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.50% 2021                                                  1,550          1,599
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.50% 2029                                                  7,750          7,925
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032   3,880          4,248
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007     125            126
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032    3,520          3,721
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2003-A, 6.40% 2034                                                                                1,975          2,104
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.25% 2007                                                                                  580            585
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2004-1, 4.80% 2009                                                                                1,710          1,720
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2004-A, 6.00% 2035                                                                                1,600          1,665
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
     Series 2004, 4.60% 2018                                                                                  1,500          1,503
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.125% 2007                                                                               2,000          2,019
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2004-A, 6.00% 2036                                                                                1,000          1,041
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children's Hospital Project),
     Series 2001-A, AMBAC insured, 5.625% 2016                                                                5,495          6,172
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                                    395            419
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)             105            129
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
     (Parking Garage Project), Series 2004-A, 6.25% 2037                                                      5,000          5,299
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure
     Project), Series 2004-B, 6.50% 2037                                                                      1,000          1,066
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 6.80% 2006 (escrowed to maturity)                                                           430            440
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 7.30% 2027 (preref. 2006)                                                                 1,500          1,601
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 5.85% 2013                                                                                    765            806
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 5.90% 2019                                                                                  1,085          1,136
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 6.00% 2029                                                                                  1,100          1,135
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010     855            870
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026   1,000          1,012
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009                         3,500          3,796
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014                     4,135          4,701
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                       2,750          2,844
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center Project),
     Series 2004, FGIC insured, 5.00% 2030 (put 2011)                                                         1,650          1,781
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011     3,060          3,093
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033   1,475          1,562
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)      8,000          8,605
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
     Series 2000-A, 6.95% 2031                                                                                2,630          2,804
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
     Series 1998-B, MBIA insured, 5.25% 2014                                                                  1,000          1,120
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016                  5,000          5,648
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)        2,520          2,657
School Dist. of Palm Beach County, G.O. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2005                     3,000          3,011
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035   2,000          2,046
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033   1,945          2,148
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
     Series 2003-B, 6.375% 2013                                                                               3,885          3,992
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment
     Rev. Bonds, Series 2000-A, 7.00% 2032                                                                    1,775          1,905
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment
     Rev. Bonds, Series 2000-B, 6.45% 2010                                                                      400            410
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.25% 2013     800            849
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.875% 2023  1,000          1,090
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds, Series 2003, 6.95% 2033   1,000          1,074
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035     1,000          1,017
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032                               955          1,048
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A,
     6.95% 2033                                                                                               3,890          4,205
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004,
     6.25% 2034                                                                                               2,250          2,382
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034    1,000          1,062
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012    1,920          1,969
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B,
     5.00% 2008                                                                                               1,355         1,368
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
     Series 2002-B, 5.80% 2008                                                                                  375            379
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031      480            520
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010      255            260
                                                                                                                           232,414

GEORGIA -- 2.34%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009                      1,000          1,119
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J,
     FSA insured, 5.00% 2034                                                                                 26,955         28,412
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014                     3,000          3,298
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024                    10,000         10,971
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022                     8,500         10,082
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012                        6,000          6,611
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at
     Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                                     5,985          6,176
G.O. Bonds, Series 2001-B, 5.25% 2016                                                                         8,000          8,814
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.00% 2014                                                                                  2,000          2,085
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.00% 2015                                                                                  1,000          1,040
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.625% 2030                                                                                 5,000          5,318
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012                                      1,215          1,374
Municipal Electric Auth., Project One Senior Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012          5,700          6,457
                                                                                                                            91,757

HAWAII -- 0.28%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013                                                       3,000          3,169
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013                      1,370          1,514
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013
     (escrowed to maturity)                                                                                     630            702
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)               2,000          2,242
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2015                                                            1,875          2,083
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2016                                                            1,000          1,111
                                                                                                                            10,821

ILLINOIS -- 9.63%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015                         2,500          2,750
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016                         1,500          1,650
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          7,470          8,267
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          3,000          3,320
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017                          8,000          8,844
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003,
     AMBAC insured, 5.25% 2015                                                                                5,095          5,662
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin.
     Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                                    2,000          2,186
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020          2,000          2,285
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A,
     MBIA insured, 5.00% 2012                                                                                 5,815          6,363
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A,
     MBIA insured, 5.00% 2031                                                                                10,430         10,969
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-B,
     MBIA insured, 5.00% 2007                                                                                10,000         10,314
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds (United Air Lines,
     Inc. Project), Series 1999-A, 5.35% 2016(2)                                                              3,685            554
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O.
     Bonds (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012                                       1,000          1,211
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O.
     Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011                                        2,745          2,167
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O.
     Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014                                        7,085          4,846
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O.
     Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015                                        3,245          2,119
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O.
     Bonds (Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014                                         2,000          1,367
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
     Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2007                                                7,000          6,477
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
     Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2008                                                7,000          6,255
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                         3,500          2,395
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.30% 2005                                                                         5,325          5,391
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.50% 2010                                                                         2,275          2,546
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
     Limited Tax Series D of December 2002, 5.00% 2012                                                        2,650          2,920
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020                    6,500          8,004
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011                         4,000          4,720
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 1994-D, FGIC insured, 7.75% 2019                                                                  4,500          6,100
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 2002-B, FGIC insured, 5.375% 2014                                                                 4,000          4,531
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds,
     Series 1998-D, FSA insured, 0% 2008                                                                      4,730          4,223
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010                         5,120          5,608
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016                            7,165          8,010
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017                            2,885          3,221
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.45% 2036 (put 2014)                                                                       1,000          1,033
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.60% 2036 (put 2015)                                                                       6,000          6,227
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.75% 2036 (put 2016)                                                                       2,000          2,092
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Northwestern University),
     Series 1997, 5.05% 2032 (put 2010)                                                                       4,675          5,044
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026                 6,000          6,249
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017                        3,255          3,523
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-1, 3.45% 2036 (put 2008)            2,500          2,519
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-2, 4.00% 2036 (put 2008)            2,000          2,042
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018               3,000          3,238
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023               1,500          1,609
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.625% 2017                                                    3,860          4,369
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.00% 2022                                                     1,250          1,355
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.25% 2030                                                     7,000          7,575
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.25% 2034                                                     4,500          4,655
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)(3)                    2,000          2,005
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009                     2,335          2,503
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012                                     1,000          1,096
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034                                     5,500          5,780
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016                                   1,235          1,376
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017                                   1,860          2,077
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011                                    1,165          1,257
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015                                    1,000          1,082
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016                                    1,700          1,828
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027                            2,000          2,012
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                                       2,000          2,308
G.O. Bonds, Series of March 2004-A, 5.00% 2034                                                               10,870         11,423
G.O. Bonds, Series of September 2004, 5.00% 2007                                                              7,000          7,315
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009                        840            875
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)       1,090          1,150
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010                     1,310          1,365
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)      1,690          1,789
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007                        700            726
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007
     (escrowed to maturity)                                                                                     920            960
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008                        810            851
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008
     (escrowed to maturity)                                                                                   1,060          1,125
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013                     2,130          2,215
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)        330            352
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018        2,115          2,248
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018
     (preref. 2008)                                                                                             385            415
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011                       2,835          3,186
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012                        4,425          4,974
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008         1,230          1,289
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012         6,960          7,468
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028        2,000          2,071
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                              1,640          1,743
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009                              2,290          2,444
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010                              2,440          2,595
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012                              2,200          2,303
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013                              2,430          2,540
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                              5,050          5,233
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2010
     (preref. 2009)                                                                                           1,835          2,043
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2011
     (preref. 2009)                                                                                           1,690          1,881
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031              3,500          3,685
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028            1,000          1,071
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012      2,545          2,828
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017      1,500          1,652
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022
     (escrowed to maturity)                                                                                   4,000          5,015
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018                  4,675          4,521
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A,
     MBIA insured, 5.25% 2008                                                                                 4,000          4,238
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A,
     MBIA insured, 5.375% 2013                                                                                1,785          1,907
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group -- Lutheran Hillside
     Village Project), Series 2001-A, 7.375% 2031                                                             1,500          1,609
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                               4,500          4,895
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)              2,500          2,964
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022                             5,000          5,381
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010               2,595          2,743
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008                 1,000          1,064
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016                 8,000          8,422
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009                      1,090          1,103
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019                      1,435          1,452
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 6.50% 2006               770            799
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023             3,000          3,204
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018                      2,705          3,142
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007                          1,070          1,113
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008                          1,745          1,852
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009                          2,500          2,678
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011                          2,295          2,491
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                                     1,070          1,072
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
     Series 2002-B, MBIA insured, 5.25% 2011                                                                  2,000          2,214
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
     Series 2001-A, AMBAC insured, 5.50% 2021                                                                 2,670          3,135
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects),
     Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)                                                 3,530          3,950
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
     Series 2002-B, FGIC insured, 5.25% 2015                                                                  2,775          3,074
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
     Series 2002, FSA insured, 0% 2017                                                                        2,000          1,181
                                                                                                                           377,163

INDIANA -- 2.85%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010                    1,255          1,357
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011    4,000          4,244
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998,
     MBIA insured, 5.25% 2008                                                                                 1,895          2,022
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016
     (preref. 2009)                                                                                           3,000          3,302
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity
     National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)                                       13,610         14,197
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016      10,250         10,684
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
     MBIA insured, 5.25% 2008                                                                                 1,700          1,795
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A,
     MBIA insured, 5.50% 2016                                                                                 4,000          4,210
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2012                                                                 2,000          2,180
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2014                                                                 3,520          3,861
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2015                                                                 3,200          3,511
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
     Series 2005-A, AMBAC insured, 5.00% 2019                                                                 4,195          4,514
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
     Series 1998, MBIA insured, 5.375% 2010                                                                   7,095          7,580
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project),
     Series 1997-A, MBIA insured, 5.00% 2008                                                                  1,000          1,062
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015                1,275          1,413
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016                1,605          1,770
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018                1,735          1,841
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016                        4,690          5,387
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014                    1,000          1,086
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref.
     Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015                                                    3,370          3,739
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015                                       1,250          1,393
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.25% 2012                                                                  2,590          2,876
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)                                                   5,650          6,431
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B,
     AMBAC insured, 6.25% 2012                                                                                8,490          9,789
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013                                                2,000          2,250
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014                                                2,000          2,249
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                4,000          4,525
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                2,250          2,546
                                                                                                                           111,814

IOWA -- 0.76%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003,
     AMBAC insured, 5.00% 2013                                                                                1,000          1,097
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011          1,420          1,549
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012          1,375          1,505
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018                               4,395          4,884
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010
     (escrowed to maturity)                                                                                     590            621
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027           5,000          5,630
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                             945            982
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007                              1,520          1,605
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011                             1,500          1,571
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012                             3,170          3,320
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012                                       1,500          1,594
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013                                       3,500          3,692
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       1,500          1,579
                                                                                                                            29,629

KANSAS -- 0.03%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. -- Southridge Project),
     Series 2002-C, 6.875% 2032                                                                               1,000          1,087

KENTUCKY -- 0.50%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009            5,250          5,629
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A, AMBAC insured, 5.00% 2006         5,000          5,119
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.60% 2008                                                         630            640
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.60% 2009                                                       3,305          3,331
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.70% 2010                                                         490            494
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.75% 2011                                                       2,190          2,194
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.85% 2017                                                       2,000          1,960
                                                                                                                            19,367

LOUISIANA -- 2.41%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)            9,000          9,872
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010                    2,775          2,832
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018                    2,000          2,038
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028                    3,950          3,995
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,070          2,217
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2012                                                                   1,930          2,071
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,000          2,159
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
     (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030           11,500         12,594
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project),
     Series 2001-A, 5.25% 2013                                                                                8,500          9,171
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System
     Project), Series 1998-A, FSA insured, 5.75% 2014                                                         3,495          4,049
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System
     Project), Series 1998-A, FSA insured, 5.75% 2015                                                         3,825          4,431
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System
     Project), Series 1998-A, FSA insured, 5.75% 2018                                                         4,000          4,701
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured,
     5.375% 2015                                                                                              3,000          3,342
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                      30,920         30,981
                                                                                                                            94,453

MAINE -- 0.16%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A,
     7.50% 2019 (preref. 2009)                                                                                3,000          3,414
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A,
     7.55% 2029 (preref. 2009)                                                                                2,575          2,935
                                                                                                                             6,349

MARYLAND -- 1.05%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   1,440          1,458
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028               2,200          2,170
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029
     (preref. 2009)                                                                                           5,750          6,743
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000,
     7.375% 2028 (preref. 2010)                                                                               1,000          1,213
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015                          7,485          8,360
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,000          3,133
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030            2,172          2,213
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
     (PUMH of Maryland, Inc. -- Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019                  2,400          2,443
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2013 (escrowed to maturity)                                                           1,840          1,940
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2021 (escrowed to maturity)                                                           1,225          1,294
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011    1,000          1,062
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014    2,000          2,234
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024   3,225          3,408
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
     Senior Series 2002-A, RADIAN insured, 5.375% 2020                                                        1,000          1,084
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref.
     Bonds of 2001, 4.50% 2005                                                                                2,385          2,385
                                                                                                                            41,140

MASSACHUSETTS -- 2.47%
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A,
     7.00% 2007                                                                                               4,885          5,216
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
     Series 1994-A, 7.00% 2007 (escrowed to maturity)                                                           115            123
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012                    13,005         13,530
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series C, 5.25% 2013                          2,000          2,251
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013                                           3,500          4,004
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                                     2,000          2,273
G.O. Bonds, Consolidated Loan of 2002, Series E, 5.25% 2007                                                   5,500          5,700
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)                                    5,000          5,573
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022                                                   5,000          5,760
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016                                                                    7,000          8,126
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017                                                                    5,000          5,822
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018                                                                    5,000          5,845
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
     Series K, 5.50% 2022                                                                                     2,000          2,401
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015       1,335          1,508
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014       1,085          1,184
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014                                                1,000          1,019
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4),
     MBIA insured, 5.25% 2015                                                                                 2,000          2,203
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.00% 2010                                                                       1,000          1,084
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.25% 2015                                                                       5,000          5,508
Special Obligation Ref. Notes (Federal Highway Grant Anticipation Note Program), Series 2003-A,
     FSA insured, 5.00% 2014                                                                                  6,850          7,588
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017           3,550          4,073
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018           5,045          5,797
                                                                                                                            96,588

MICHIGAN -- 2.62%
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
     (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)                       4,500          5,211
City of Detroit Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),
     Series 1996-C, 6.20% 2017 (preref. 2006)                                                                 2,900          3,060
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds,
     Series 1998-C, FGIC insured, 5.25% 2025                                                                  1,955          2,260
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B,
     5.375% 2028                                                                                              1,000            994
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A,
     5.00% 2013                                                                                               1,000            932
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A,
     5.00% 2014                                                                                               1,525          1,412
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011                2,985          3,249
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012                1,075          1,169
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Daughters of Charity, National Health System),
     5.50% 2005 (escrowed to maturity)                                                                          260            263
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
     Series 1993-B, AMBAC insured, 5.00% 2006                                                                 1,000          1,022
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.00% 2005 (escrowed to maturity)                                                         4,615          4,694
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.10% 2013 (preref. 2005)                                                                 5,000          5,185
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.125% 2021 (preref. 2005)                                                                4,500          4,667
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008   1,215          1,252
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013   2,400          2,462
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014           2,440          2,679
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015           5,000          5,461
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016           2,500          2,715
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006                 160            161
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014                1,000          1,001
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008    1,265          1,261
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016   2,010          2,033
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010              1,000          1,085
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011              1,285          1,406
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023       1,000          1,068
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)       2,000          2,061
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)      3,000          3,150
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011                    2,000          2,167
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014                             1,000          1,098
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017                             1,100          1,193
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning
     Academy Project), Series 2001, 7.75% 2031                                                                4,150          4,455
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds,
     Series 2001, 5.25% 2016                                                                                  3,000          3,300
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    7,000          7,597
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018            2,000          2,270
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009        2,000          2,158
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002, 5.00% 2005                      5,975          6,037
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                              3,000          3,340
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)                                         4,000          4,504
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control
     Bonds Project), Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)                                     2,500          2,669
                                                                                                                           102,701

MINNESOTA -- 0.03%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                                   1,195          1,220

MISSISSIPPI -- 0.73%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
     Series 2001-A, AMBAC insured, 5.00% 2031                                                                 7,500          8,204
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013                                                                    2,000          2,263
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014                                                                    4,000          4,555
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015                                                                    3,000          3,430
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                                    8,000          9,195
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
     Series 2000, FSA insured, 5.50% 2027                                                                     1,000          1,078
                                                                                                                            28,725

MISSOURI -- 0.18%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011                   1,000          1,081
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri
     Bottom Road/Taussig Road), Series 2002, 7.20% 2033                                                       5,500          5,923
                                                                                                                             7,004

NEBRASKA -- 0.00%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                           75             57
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                             871             13
                                                                                                                                70

NEVADA -- 2.84%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036                           10,000         10,498
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016                      3,000          3,329
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.00% 2009                                                                                  2,370          2,469
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.50% 2019                                                                                 15,420         16,879
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-A, 6.30% 2021                                                                                1,000          1,031
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-B, 6.75% 2021                                                                                1,770          1,826
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.60% 2013                                                                                  1,740          1,795
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.75% 2014                                                                                  2,320          2,394
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 6.375% 2023                                                                                 5,375          5,546
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.375% 2026      7,000          7,213
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1999-A, 6.75% 2020       1,480          1,660
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.10% 2012                                                         1,625          1,677
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.55% 2017                                                         3,700          3,819
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.80% 2023                                                         5,955          6,143
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
     Limited Obligation Improvement Bonds, 4.80% 2014                                                         1,820          1,829
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.65% 2009                                                 1,445          1,498
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                                 3,865          4,000
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                                 2,900          2,999
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012                                     270            274
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured,
     5.375% 2015                                                                                              2,855          3,142
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
     Series 2003-A, 5.00% 2014                                                                                3,920          4,100
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.60% 2014                                                                                  1,650          1,708
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.625% 2015                                                                                 2,510          2,598
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 6.25% 2024                                                                                  2,250          2,329
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.00% 2010                                                                                    995          1,034
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.375% 2014                                                                                 2,070          2,151
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.75% 2021                                                                                  4,465          4,637
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010    3,545          3,020
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.125% 2017                                                                                 5,000          5,164
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.40% 2022                                                                                  1,000          1,032
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016                         3,105          3,449
                                                                                                                           111,243

NEW HAMPSHIRE -- 0.03%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue),
     Series 2001-A, 5.75% 2031                                                                                 1,000         1,077

NEW JERSEY -- 3.56%
Certs. of Part., Series 2004-A, 5.00% 2009                                                                    8,070          8,567
Certs. of Part., Series 2004-A, 5.00% 2010                                                                   11,395         12,204
Certs. of Part., Series 2004-A, 5.00% 2012                                                                    5,000          5,409
Certs. of Part., Series 2004-A, 5.00% 2013                                                                    8,625          9,342
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017                                                     5,000          5,390
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014                          2,000          2,225
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015                         10,250         11,429
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016                           9,500         10,712
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
     Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)                                    1,000          1,220
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
     Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)                                    6,500          7,943
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.50% 2016 (preref. 2006)                                                                 4,000          4,382
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.625% 2025 (preref. 2006)                                                                3,500          3,840
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018      2,295          2,346
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025      3,000          3,042
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
     Series 2001-A, 7.25% 2031                                                                                9,000          9,660
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B,
     5.50% 2006                                                                                               2,000          2,001
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A,
     8.25% 2030                                                                                               6,000          6,772
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                                  1,000          1,038
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds (Waste
     Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)                                          1,585          1,784
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
     Series 2004-B, MBIA insured, 5.25% 2015                                                                  2,150          2,400
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019               1,000          1,007
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024               3,400          3,544
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023        8,000          9,215
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015        12,400         14,073
                                                                                                                           139,545

NEW YORK -- 10.45%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017         1,700          1,726
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017                  2,060          2,220
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds,
     Series 1998-2, AMBAC insured, 5.50% 2008                                                                 2,000          2,137
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013                  2,375          2,445
Dormitory Auth., Hospital Rev. Bonds (Rochester General Hospital Project), RADIAN insured, 5.00% 2013         2,710          2,966
Dormitory Auth., Hospital Rev. Bonds (Rochester General Hospital Project), RADIAN insured, 5.00% 2014         3,275          3,595
Dormitory Auth., Hospital Rev. Bonds (Rochester General Hospital Project), RADIAN insured, 5.00% 2015         1,495          1,640
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
     Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                                         8,000          8,945
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007               1,745          1,855
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007
     (preref. 2007)                                                                                               5              5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008               1,295          1,374
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008
     (preref. 2007)                                                                                               5              5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007               2,485          2,642
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007
     (preref. 2007)                                                                                              15             16
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009              1,270          1,367
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010                  20             21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010                  20             21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
     (preref. 2008)                                                                                               5              5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
     (preref. 2008)                                                                                               5              5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
     (preref. 2008)                                                                                           1,470          1,578
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010
     (preref. 2008)                                                                                           1,505          1,615
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010               1,760          1,873
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007           2,000          2,075
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center),
     Series 1998-E, MBIA insured, 5.20% 2014                                                                  8,520          9,089
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009            2,500          2,664
Dormitory Auth., St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds,
     Series 2000-A, FHA insured, 5.75% 2021                                                                   5,000          5,352
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2011     5,000          5,493
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011                  2,580          2,811
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013                     3,500          4,444
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011                       940          1,087
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)        560            662
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007                       3,000          3,169
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 5.25% 2023 (put 2012)                                                                    44,845         49,298
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 6.00% 2029 (put 2012)                                                                    10,000         11,464
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016         2,295          2,560
Envrionmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
     (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017                           5,000          5,897
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015                       2,000          2,235
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016                       2,605          2,911
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                   3,000          3,113
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   2,000          2,082
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010                    1,750          1,851
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012                        8,615          9,553
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013                        1,500          1,666
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014                        4,500          5,015
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014                        2,400          2,692
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021                        1,000          1,102
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024              8,000          8,611
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006                                                  945            969
City of New York, G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006 (escrowed to maturity)                         2,055          2,109
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011                                                6,260          6,877
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016                                                3,510          3,786
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                                7,810          8,662
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                                6,720          7,171
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012                                                1,500          1,702
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013                                               5,000          5,607
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                  1,000          1,128
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                               3,000          3,252
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                4,000          4,234
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015                                                2,500          2,719
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010                                                2,500          2,695
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015                                                2,000          2,175
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017                                                5,000          5,402
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013                                                2,020          2,207
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020                                                2,500          2,680
City of New York, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds,
     Fiscal Series 1996-A, 6.00% 2025 (preref. 2005)                                                          2,000          2,023
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
     Series A, 6.25% 2015                                                                                    26,000         26,766
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
     Series A, 6.50% 2035                                                                                     8,500          8,750
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)     1,440          1,521
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027                    5,000          5,039
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018                    1,560          1,623
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)       440            471
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015                   2,000          2,214
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026              29,300         32,789
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029(4)    11,600         12,689
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015                13,250         14,673
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015         5,000          5,554
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016         7,000          7,761
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
     (Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030                                  2,000          2,236
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010                          3,000          3,237
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012                      1,000          1,136
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010                        3,500          3,821
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015                        3,000          3,411
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016                        4,100          4,571
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.00% 2017 (put 2011)                                                                    13,000         13,978
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.50% 2017 (put 2011)                                                                     5,000          5,502
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009                                 1,375          1,446
                                                                                                                           409,538

NORTH CAROLINA -- 2.39%
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
     Series 1999, AMBAC insured, 4.60% 2010                                                                   1,000          1,068
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2006                        3,120          3,170
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007                        5,425          5,746
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                       10,720         11,665
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       2,000          2,175
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022                        2,815          3,339
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026                        1,990          2,386
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026          2,500          3,122
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014                        4,450          4,759
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015                        2,500          2,671
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016                        2,000          2,134
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017                        4,775          5,096
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026                        3,500          3,929
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011                        1,000          1,090
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012                        2,500          2,745
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013                        2,000          2,172
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016                       2,500          2,688
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010                       1,000          1,075
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,750          3,040
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,000          2,211
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014                        5,000          5,537
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2013             1,000          1,099
Infrastructure Fin. Corp., Certs. of Part. (2005 Capital Improvements), Series 2005-A, 5.00% 2014             3,455          3,810
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008             3,935          4,231
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010                          1,475          1,676
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015            2,000          2,212
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016              3,000          3,303
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
     Series 1999, MBIA insured, 5.25% 2011                                                                    1,995          2,170
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014                                 1,900          2,099
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015                                 1,155          1,277
                                                                                                                            93,695

OHIO -- 1.45%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
     Series 2004-C, MBIA insured, 5.25% 2017                                                                 10,000         11,433
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008                                                        6,380          6,647
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)           2,000          2,143
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)           2,300          2,492
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998,
     RADIAN insured, 4.60% 2007                                                                               2,175          2,235
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021            2,000          2,021
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013         1,000          1,102
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016         2,665          2,896
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2015                                                                 2,950          3,241
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2016                                                                 3,880          4,247
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
     Series 2005-B, AMBAC insured, 5.00% 2020                                                                 8,510          9,156
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
     Series 1999, 6.75% 2022                                                                                  1,000          1,115
Ohio State University, Gen. Receipts Bonds, Series 2003-B, 4.00% 2005                                         2,250          2,250
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2022                                                                               1,250          1,376
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2030                                                                               2,000          2,189
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002,
     5.25% 2015 (preref. 2012)                                                                                2,000          2,244
                                                                                                                            56,787

OKLAHOMA -- 0.22%
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009     2,500          2,565
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist
     Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.),
     Series 1995-D, AMBAC insured, 6.00% 2009                                                                 2,500          2,770
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project),
     Series 1996, 5.375% 2017                                                                                 3,000          3,066
                                                                                                                             8,401

OREGON -- 0.47%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.75% 2013       3,000          3,072
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.875% 2016      3,500          3,543
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 6.00% 2025       9,090          9,216
City of Portland, Sewer System Rev. and Ref. Bonds, Series 2003-A, FSA insured, 4.00% 2005                    2,515          2,515
                                                                                                                            18,346

PENNSYLVANIA -- 2.79%
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019                         2,150          2,305
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.50% 2008                                                                 1,000          1,078
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.00% 2010                                                                 2,705          2,908
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds, Series 1999-B,
     AMBAC insured, 5.25% 2008                                                                                5,160          5,530
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001,
     FGIC insured, 5.50% 2015                                                                                 1,000          1,115
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023            1,750          1,845
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
     Series 1997-B, 5.375% 2027                                                                               4,150          4,348
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010              2,465          2,650
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International
     Paper Co. Projects), Series 2002-A, 4.90% 2009                                                           2,200          2,329
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                            6,000          6,044
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured,
     5.00% 2033 (put 2013)                                                                                   10,500         11,481
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009       2,000          2,146
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
     (Jefferson Health System), Series 1997-A, 5.50% 2006                                                     2,285          2,336
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
     (Jefferson Health System), Series 1997-A, 5.50% 2008                                                     2,000          2,125
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
     (Jefferson Health System), Series 1997-A, 5.00% 2009                                                     1,000          1,055
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
     (Jefferson Health System), Series 1997-A, 5.00% 2010                                                     1,000          1,052
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
     (Jefferson Health System), Series 1999-A, 5.00% 2018                                                     1,475          1,528
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Frankford Hospital),
     Series A, 6.00% 2014 (escrowed to maturity)                                                              3,405          3,414
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Frankford Hospital),
     Series A, 6.00% 2023 (escrowed to maturity)                                                              4,000          4,012
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
     University Hospital), Series 1993-A, 6.50% 2008                                                          8,715          9,399
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
     University Hospital), Series 1997, 5.70% 2009                                                            1,000          1,041
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998,
     ACA-CBI insured, 5.70% 2009                                                                              1,500          1,558
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care
     Retirement Community Project), Series 2005, 6.00% 2021                                                   2,500          2,596
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.625% 2012                     2,000          2,100
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017                      2,000          2,095
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028                       17,500         17,955
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A, 5.875% 2022                      2,890          3,004
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010       2,815          2,882
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
     Rev. Bonds, Series 2000-B, 8.125% 2030                                                                   6,500          7,194
                                                                                                                           109,125

PUERTO RICO -- 0.66%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)          1,120          1,189
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      7,500          8,339
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                    10,000         11,093
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)      1,000          1,112
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       1,700          1,890
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      2,000          2,092
                                                                                                                            25,715

RHODE ISLAND -- 0.31%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
     (escrowed to maturity)                                                                                   1,210          1,484
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
     (escrowed to maturity)                                                                                   2,715          3,330
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012          4,850          5,603
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
     Series 2002, 6.375% 2021                                                                                 1,500          1,685
                                                                                                                            12,102

SOUTH CAROLINA -- 1.12%
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project), Series 1998-A,
     MBIA insured, 5.25% 2010                                                                                 2,785          3,017
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
     Series 1999-A, 5.125% 2012                                                                               3,000          3,174
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
     Series 2003-C, 6.375% 2034                                                                               3,000          3,351
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010            2,000          2,166
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.50% 2007                                                                     2,000          2,118
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.00% 2009                                                                     1,000          1,077
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021               4,640          5,789
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                           8,420          8,681
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B,
     6.00% 2022                                                                                              14,090         14,439
                                                                                                                            43,812

SOUTH DAKOTA -- 0.37%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014                        3,780          2,589
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2007                                                                    2,045          2,131
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2009                                                                    4,010          4,226
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2010                                                                    4,175          4,404
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014                                   1,030          1,059
                                                                                                                            14,409

TENNESSEE -- 2.28%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated
     Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013                                       2,000          2,355
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2005                            3,000          3,032
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2006                            5,000          5,151
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012              1,500          1,649
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
     Series 2001, 5.00% 2009                                                                                  1,500          1,585
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
     Series 2002, 5.05% 2012                                                                                 10,900         11,667
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
     (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to maturity)                                   3,550          4,087
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
     (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)                                           5,950          6,956
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
     Memorial Health Care), Series 2004-A, 5.00% 2008                                                         3,000          3,140
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
     Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                                             21,400         22,390
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2014                                                2,360          2,718
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2016                                                2,690          3,084
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2022                                                2,000          2,219
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2032                                                6,000          6,622
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011                                6,000          6,467
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013                                3,000          3,250
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                                   3,750          2,975
                                                                                                                            89,347

TEXAS -- 12.45%
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     2,830          3,208
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2015                                                                     6,320          7,144
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003,
     MBIA insured, 5.00% 2011                                                                                 1,000          1,096
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
     Series 2001-B, FSA insured, 5.75% 2016                                                                   6,800          7,639
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
     Obligated Group Project), Series 1998, 5.25% 2009                                                        1,620          1,714
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
     Obligated Group Project), Series 1998, 5.00% 2010                                                        1,705          1,783
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
     Obligated Group Project), Series 1998, 5.25% 2028                                                        9,400          9,558
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D,
     5.40% 2029 (put 2014)                                                                                    2,000          2,145
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured, 4.90% 2015       2,860          3,133
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019        2,000          2,083
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical
     Company Project), Series 2002-B-3, 5.15% 2033 (put 2009)                                                 6,600          7,040
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035                      2,500          2,621
Conroe Independent School Dist. (Montgomery County), Unlimited Tax Ref. Bonds, Series 2005-A, 5.00% 2014      3,560          3,929
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
     Series 2001, 5.25% 2016                                                                                  3,500          3,847
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital
     Appreciation Bonds, Series 1993-A, 0% 2013                                                               6,675          4,960
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
     Series 1998, 5.00% 2012                                                                                  1,000          1,048
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev.
     Ref. Bonds, Series 2002, 5.00% 2009                                                                      1,285          1,382
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014                                                            3,400          3,684
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)                                             2,000          2,151
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
     Series 2005, 5.25% 2010                                                                                  1,000          1,096
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed Delivery),
     Series 2005, 5.25% 2013                                                                                  2,000          2,241
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013          2,465          2,753
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015          3,725          4,111
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
     Series 2005, 5.00% 2016                                                                                  2,415          2,651
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
     Series 2005, 5.00% 2017                                                                                  3,660          4,000
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001,
     5.50% 2014                                                                                               2,050          2,290
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001,
     5.50% 2015                                                                                               2,150          2,387
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001,
     5.50% 2016                                                                                               1,125          1,249
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2013                                                                                  2,170          2,373
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2015                                                                                  2,420          2,642
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2001-A, 6.375% 2029                                                                              13,900         15,437
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2015                                                                                3,120          3,381
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2016                                                                                3,000          3,237
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.25% 2008                                                                     1,890          2,007
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2011                                                                     5,000          5,571
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     4,790          5,450
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2015                                                                    10,325         11,722
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 1999-A, MBIA insured,
     5.50% 2010                                                                                               3,380          3,693
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A,
     5.25% 2008                                                                                               2,500          2,623
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A,
     5.625% 2014                                                                                              1,000          1,094
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A,
     5.625% 2015                                                                                              2,500          2,727
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A,
     5.625% 2016                                                                                              2,700          2,932
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A,
     5.625% 2018                                                                                              2,000          2,163
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A,
     5.50% 2020                                                                                               4,000          4,289
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001-A,
     5.50% 2021                                                                                               5,740          6,145
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.50% 2015    1,000          1,095
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.50% 2016    1,000          1,089
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital), Series 2002, 5.50% 2018    1,105          1,197
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                                  2,000          2,178
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016                                  2,700          2,989
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)   15,575         16,919
Harris County, Unlimited Tax Road G.O. Ref. Bonds, Series 2001, 5.375% 2015                                   2,500          2,763
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
     Series 1996, 7.00% 2008                                                                                    630            690
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
     Series 1996, 6.75% 2016                                                                                  1,740          1,892
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
     Series 2005, 5.00% 2010                                                                                  1,000          1,040
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
     Series 2005, 5.00% 2014                                                                                  1,000          1,029
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015           3,000          3,357
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022           3,000          3,164
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019                              845            449
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)     2,155          1,155
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
     Series 2005, FSA insured, 5.00% 2032                                                                    20,000         21,103
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured
     Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                                              3,530          3,767
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  1,290          1,424
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2016                                                                                  1,805          1,992
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School
     Building Bonds, Series 2003-A, 5.00% 2016                                                                2,575          2,799
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                   580            642
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.375% 2015 (preref. 2011)                                                                  1,420          1,587
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, AMBAC insured, 5.00% 2017                                                                   1,000          1,089
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  2,000          2,201
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building
     and Ref. Bonds, Series 2001, 5.50% 2016                                                                  2,635          2,908
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
     Series 2001, 5.125% 2016                                                                                 2,075          2,255
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds,
     Series 2005, 5.00% 2014                                                                                  1,000          1,104
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012              1,000          1,168
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.50% 2014            1,885          2,094
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.50% 2014
     (preref. 2011)                                                                                           2,115          2,366
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016           2,560          2,824
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017           2,695          2,970
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018           2,835          3,121
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016                                                2,540          2,808
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds,
     Series 2003, 5.25% 2016                                                                                  5,000          5,541
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
     Series 2002-B, 5.25% 2015 (preref. 2012)                                                                 7,435          8,303
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
     Series 2002-B, 5.25% 2016 (preref. 2012)                                                                 2,315          2,585
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds,
     Series 2005-A, 5.00% 2015                                                                                3,985          4,434
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 1996-B,
     5.00% 2011 (preref. 2006)                                                                                3,750          3,917
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B,
     5.375% 2013 (preref. 2011)                                                                               2,000          2,235
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C,
     5.375% 2016 (preref. 2011)                                                                               4,000          4,469
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010        1,895          2,083
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2011        3,105          3,450
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016       1,000          1,118
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016   7,280          8,303
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014        1,580          1,744
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015        1,000          1,105
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building
     Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)                                                          2,000          2,250
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building
     Bonds, Series 2001-A, 5.50% 2016 (preref. 2011)                                                          2,500          2,812
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A,
     5.50% 2022 (put 2011)                                                                                   14,000         15,038
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021               1,000          1,083
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN
     insured, 5.125% 2017                                                                                     8,000          8,478
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016                      1,000          1,078
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011         9,000          9,917
City of San Antonio, Electric and Gas System Rev. Ref. Bonds, Series 2002, 5.375% 2016                        3,360          3,692
City of San Antonio, Electric and Gas System Rev. Ref. Bonds, Series 2002, 5.375% 2016 (preref. 2012)         1,290          1,437
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015                  3,300          3,563
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)   1,775          1,928
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015                   9,000         10,233
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018                    7,000          7,624
City of San Antonio, G.O. Ref. Bonds, Series 2001, 5.25% 2015                                                   475            518
City of San Antonio, G.O. Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)                                  4,950          5,471
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                          3,930          4,299
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)      70             77
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016                                  8,385          9,267
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                                     12,700         13,403
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013                    4,260          4,718
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015                    4,390          4,845
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A,
     5.375% 2015 (preref. 2011)                                                                               1,515          1,695
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A,
     5.375% 2016 (preref. 2011)                                                                               1,705          1,907
Spring Branch Independent School Dist. (Harris County), Limited Tax Ref. Bonds, Series 2005, 5.00% 2015       2,205          2,436
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                 3,875          4,250
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2016                                                                                 3,070          3,367
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A,
     MBIA insured, 5.50% 2007                                                                                 4,000          4,165
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A,
     MBIA insured, 5.75% 2015                                                                                 3,000          3,459
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.00% 2019                                                                                5,500          5,763
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.25% 2022                                                                                3,000          3,211
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and
     Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                                                  1,000          1,080
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and
     Improvement Bonds, Series 2002, FSA insured, 5.00% 2013                                                  3,000          3,301
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008        11,000         11,636
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014                 1,330          1,366
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015                 1,830          1,962
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
     MBIA insured, 5.00% 2012                                                                                 1,895          2,072
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                          1,500          1,645
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and
     Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018                                                   2,625          1,526
                                                                                                                           487,516

UTAH -- 0.58%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011                                                    5,000          5,596
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012                                                    8,130          8,926
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2015 (preref. 2011)                                                                 3,000          3,347
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2016 (preref. 2011)                                                                 4,225          4,714
                                                                                                                            22,583

VIRGINIA -- 0.95%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                           3,500          3,968
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 7.50% 2029                                                                               15,500         16,552
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals
     Project), Series 1993-A, 5.00% 2011                                                                      1,300          1,414
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds
     (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995,
     MBIA insured, 6.50% 2009                                                                                 1,000          1,130
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
     Series 1998, 6.25% 2026                                                                                  2,480          2,563
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-A, 6.85% 2019                                                                                1,383          1,428
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-B, 7.00% 2029                                                                                  944            999
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
     Series 1998, MBIA insured, 5.00% 2010                                                                    1,000          1,067
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026         2,084          2,156
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2003-C, 5.00% 2005                          5,000          5,019
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.25% 2019                1,000          1,007
                                                                                                                            37,303

WASHINGTON -- 7.31%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 5.25% 2021                                                                    5,500          6,277
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 4.75% 2028                                                                   21,940         22,255
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
     Series 2001-C, FGIC insured, 0% 2016                                                                     2,500          1,553
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured,
     5.375% 2013                                                                                              3,000          3,357
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured,
     5.50% 2016                                                                                              13,000         14,454
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015             3,000          3,444
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008             5,000          5,330
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015            10,000         11,037
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015           5,000          5,571
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016           5,000          5,571
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014                         6,400          7,306
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016                         7,000          7,834
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017            5,000          5,554
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2003-A, 5.50% 2013                         1,700          1,929
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013                       1,445          1,592
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014                       1,000          1,106
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                                    5,000          5,384
G.O. Bonds, Series 2003-A, 5.00% 2013                                                                         6,260          6,834
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010                                                         7,310          7,884
Various Purpose G.O. Ref. Bonds, Series R-2001-A, 5.25% 2005                                                  2,000          2,012
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                                  1,500          1,669
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011       6,565          7,334
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014      3,000          3,369
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015      8,635          9,583
King County, Limited Tax G.O. and Ref. Bonds, Series 2003-B, 4.00% 2005                                       6,165          6,165
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012                          2,675          3,041
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)     325            371
King County, Unlimited Tax G.O. Ref. Bonds, Series 2003, 5.00% 2005                                           3,000          3,000
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015                                     2,000          2,197
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015                                    4,500          5,010
North Kitsap School Dist. No. 400 (Kitsap County), G.O. Bonds, FSA insured, 5.00% 2013                        1,685          1,863
North Kitsap School Dist. No. 400 (Kitsap County), G.O. Bonds, FSA insured, 5.00% 2014                        3,830          4,251
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013                                  3,835          4,195
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014                                  4,040          4,401
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015                                  4,255          4,663
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016                                 4,485          4,945
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017                                 4,440          4,891
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018                                 2,000          2,201
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                         2,000          2,004
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016                         5,755          6,376
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
     FSA insured, 5.50% 2012                                                                                  2,000          2,220
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
     FSA insured, 5.50% 2016                                                                                  5,000          5,508
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016                         3,080          3,566
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018                         7,920          9,199
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019                         3,630          4,236
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014               5,000          5,244
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008   3,030          3,266
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007               19,900         21,119
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012                6,200          6,631
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013     4,000          2,904
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016               5,250          6,756
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
     Series 2003, XLCA insured, 5.00% 2012                                                                    5,000          5,469
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
     Series 2002-B, FSA insured, 5.25% 2012                                                                   2,250          2,516
                                                                                                                           286,447

WISCONSIN -- 1.57%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006                  1,000          1,015
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  2,000          2,164
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027                19,755         20,575
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)                                                          3,390          3,640
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                                    3,225          3,597
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1993, FGIC insured, 5.50% 2006                                                                    2,000          2,060
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1998, AMBAC insured, 5.625% 2015                                                                  1,130          1,293
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2014                                                                                 1,000          1,090
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2015                                                                                 1,100          1,194
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010             1,110          1,165
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011             1,165          1,221
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016            1,000          1,039
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022            2,000          2,076
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                           1,195          1,250
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
     Series 1991-E, FGIC insured, 6.90% 2021                                                                  6,000          7,987
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                            9,645         10,298
                                                                                                                            61,664


Total bonds & notes (cost: $3,537,013,000)                                                                               3,723,802


Short-term securities -- 4.86%

State of Arizona, City of Phoenix Civic Improvement Corp., Water System Rev. Bond Anticipation Notes,
     Series 2003-A, TECP, 2.70% 6/24/2005                                                                     4,000          4,000
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
     (University of Georgia Athletic Association Project), Series 2003, 2.98% 2033(3)                         2,100          2,100
State of California, Stanislaus Waste-to-Energy Fncg. Agcy., Solid Waste Fac. Rev. Ref. Certificates
     (Ogden Martin Systems of Stanislaus, Inc. Project), Series 2000, MBIA insured, 3.03% 2010(3)             5,670          5,670
Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate Pooled Fncg. Rev. Bonds,
     Series 2001, 2.98% 2031(3)                                                                               5,100          5,100
Collier County, Florida, Health Facs. Auth., Rev. Bonds (Cleveland Clinic Health System Obligated Group),
     Series 2003-C, Subseries C-1, 2.97% 2035(3)                                                                800            800
District of Columbia, Multi-Modal G.O. Bonds, Series 2000-A, FSA insured, 3.03% 2015(3)                      10,280         10,280
District of Columbia, Multi-Modal G.O. Bonds, Series 2000-B, FSA insured, 3.03% 2030(3,5)                     5,260          5,260
District of Columbia, Multi-Modal Rev. Bonds (American National Red Cross Issue), Series 2000,
     TECP, 2.38% 6/2/2005                                                                                     2,800          2,800
City of El Paso, Texas, G.O. Commercial Paper Notes, Series 2001-A, TECP, 2.95% 6/9/2005                      4,800          4,800
State of Florida, Sunshine State Governmental Fncg. Commission, Commercial Paper Rev. Notes
     (Governmental Fncg. Program), Series 2000-A, AMBAC/FGIC insured, TECP, 2.37% 6/14/2005                   2,500          2,500
City of Houston, Texas, G.O. Commercial Paper Notes, Series D, TECP, 2.75% 7/6/2005                           5,000          5,000
City of Houston, Texas, Hotel Occupancy Tax and Parking Rev. Commercial Paper Notes,
     Series A, TECP, 2.80% 7/1/2005                                                                           3,600          3,600
Indiana Health Fac. Fncg. Auth., Adjustable Rate Hospital Rev. Bonds (Community Hospitals Project),
     Series 2000-B, 2.96% 2028(3)                                                                             5,000          5,000
State of Maryland, Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental
     Biology Project), Series 2002-A, 2.99% 2030(3)                                                           2,000          2,000
State of Maryland, Washington Suburban Sanitary Commission, G.O. Multi-Modal Bond Anticipation Notes,
     Series 2003-B, 3.00% 2023(3)                                                                             4,565          4,565
State of Maryland, Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Maryland,
     G.O. Multi-Modal Bond Anticipation Notes, Series 2003-A, 3.00% 2023(3)                                   4,400          4,400
Massachusetts Health and Educational Facs. Auth., Rev. Demand Bonds, Endicott College Issue,
     Series 2004-D, 2.93% 2031(3)                                                                             8,400          8,400
City of Memphis, Tennessee, G.O. Commercial Paper, Series 2003-A2, TECP, 2.35% 6/6/2005                       1,500          1,500
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 2.98% 2030(3)             10,815         10,815
Regents of the University of Michigan, Commercial Paper Notes, Series F, TECP, 2.35% 6/10/2005                2,000          2,000
Redev. Auth. of the County of Montgomery, Pennsylvania, Multi-family Housing Rev. Bonds
     (Kingswood Apartments Project), Series 2001-A, Fannie Mae insured, 2.92% 2031(3)                         1,000          1,000
Public Building Auth. of the County of Montgomery, Tennessee,
     Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 1997, 2.96% 2027(3,5)       5,405          5,405
Public Building Auth. of the County of Montgomery, Tennessee,
     Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 1999, 2.96% 2029(3,5)      10,200         10,200
Public Building Auth. of the County of Montgomery, Tennessee,
     Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, 2.98% 2032(3,5)         500            500
Public Building Auth. of the County of Montgomery, Tennessee,
     Adjustable Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, 2.98% 2034(3)        20,000         20,000
State of Nevada, Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Commercial Paper Notes
     (SNWA Rev. Supported), Series 2004-A, TECP, 2.80% 7/6/2005                                               3,000          3,000
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 4.00% 6/30/2005(5)                       3,000          3,003
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 5.00% 6/30/2005                         10,000         10,016
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds,
     Fiscal Series 2003-C, Subseries C-5, 3.03% 2031(3,5)                                                     2,400          2,400
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds,
     Series 2001-A, 3.03% 2030(3,5)                                                                           3,000          3,000
North Carolina Educational Facs. Fin. Agcy. Rev. Bonds (Duke University Project),
     Series 1991-B, 3.01% 2021(3)                                                                             1,000          1,000
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev. Bonds
     (Portsmouth Abbey School Issue), Series 2001, 2.98% 2031(3)                                              1,400          1,400
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds
     (Care New England Issue), Series 2002-A, 2.98% 2032(3)                                                   5,100          5,100
County of Salt Lake, Utah, Pollution Control Rev. Ref. Bonds (Service Station Holding Inc.),
     Series 1994, 2.98% 2008(3)                                                                               1,000          1,000
Salt River Project Agricultural Improvement and Power Dist., Arizona, Promissory Notes,
     Series B, TECP, 2.87% 7/6/2005                                                                           3,800          3,800
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 2.17% 6/1/2005            2,600          2,600
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 2.75% 7/13/2005           2,000          2,000
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds (PacificCorp Project),
     Series 1988-A, TECP, 2.35% 6/7/2005                                                                      2,225          2,225
State of Texas, Harris County Hospital Dist., Commercial Paper Rev. Notes, Series A, TECP, 2.85% 7/11/2005    1,800          1,800
Tulsa County, Oklahoma, Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren Woods Project),
     Series 2002-A, 2.98% 2032(3)                                                                             3,795          3,795
State of Utah, Intermountain Power Agcy., Commercial Paper Notes, Series 1997-B-2, TECP, 2.35% 6/2/2005       5,000          5,000
State of Utah, Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds,
     Series 1985-E, AMBAC insured, TECP, 2.73% 6/30/2005                                                      3,500          3,500
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project),
     Series 2001, 2.98% 2037(3)                                                                               1,300          1,300
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project),
     Series 2003-B, 2.98% 2037(3)                                                                             3,650          3,650
Rector and Visitors of the University of Virginia, Commercial Paper General Rev. Pledge Notes,
     Series 2003-A, TECP, 2.72% 7/12/2005                                                                     2,300          2,299
State of Washington, Everett Public Facs. Dist., Project Rev. Notes, Series 2002-A, TECP, 2.75% 7/28/2005     1,000          1,000

Total short-term securities (cost: $190,595,000)                                                                           190,583


Total investment securities (cost: $3,727,608,000)                                                                       3,914,385
Other assets less liabilities                                                                                                3,009

Net assets                                                                                                              $3,917,394

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,293,000, which represented 0.16% of the net assets of the fund.
(2) Company not making scheduled interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) Step bond; coupon rate will increase at a later date.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                            $   200,257
Gross unrealized depreciation on investment securities                                                 (9,637)
Net unrealized appreciation on investment securities                                                  190,620
Cost of investment securities for federal income tax purposes                                       3,723,765



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
-----------------------------------
Neil L. Langberg, President and PEO

Date: July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Neil L. Langberg
-----------------------------------
Neil L. Langberg, President and PEO

Date: July 29, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: July 29, 2005